RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Related Party Transaction, Amounts of Transaction	¥ 102,234	¥ 40,586	¥ 0
Liyu [Member]
Related Party Transaction, Amounts of Transaction	0	0	4,838
Liyu [Member] | Dividend Received [Member]
Related Party Transaction, Amounts of Transaction	0	0	3,000
Henan Agriculture University [Member]
Related Party Transaction, Amounts of Transaction	1,000	0	0
Neijiang Agriculture Institute [Member]
Related Party Transaction, Amounts of Transaction	0	0	500
Beijing Shihui Agriculture Ltd.
Related Party Transaction, Amounts of Transaction	¥ 250	¥ 0	¥ 0